Shareholders' Equity	12 Months Ended
Mar. 31, 2026
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 11 — SHAREHOLDERS’ EQUITY

Ordinary shares

The Company was established under the laws of the BVI on December 2, 2024, with authorized share of 500,000,000 ordinary shares of par value US$0.0001 each. As of the date of this Annual Report, we are authorized to issue a maximum of 500,000,000 shares consisting of either Ordinary Shares with par value of US$0.0001 per share.

On December 30, 2024, our Controlling Shareholders sold a total of 3,000,000 ordinary shares to five corporations, all of whom have no affiliation with us.

On May 15, 2025, the Company passed a written resolution to re-designate and re-classify its existing authorized ordinary shares. Prior to the re-classification exercise, the Company was authorized to issue a maximum of 500,000,000 ordinary shares of a single class with a par value of US$0.0001 each (the “Ordinary Share(s)”). Subsequent to the re-classification exercise, the Company’s authorized shares were 500,000,000 ordinary shares with a par value of US$0.0001 each comprising (a) 495,500,000 Class A Shares with a par value of US$0.0001 each (the “Class A Share(s)”); and (b) 4,500,000 Class B Shares with a par value US$0.0001 each (the “Class B Share(s)”).

On May 16, 2025, the Company re-designated its ordinary shares into Class A ordinary shares and Class B ordinary shares. Upon completion of the re-designation, the Company had 15,000,000 Class A Shares and 4,500,000 Class B Shares, issued and outstanding, respectively. Holders of Class A Shares and Class B Shares vote together as one class on all matters submitted to a vote by the shareholders at any general meeting of the Company and have the same rights except each Class A Share is entitled to one (1) vote and each Class B Share is entitled to ten (10) votes. All such Class B Shares are held by our Controlling Shareholders.

On July 15, 2025, we entered into an underwriting agreement with American Trust Investment Services, Inc. as representative of the underwriters named therein, in connection with our IPO of 1,600,000 Class A Shares at a price of $4.00 per share. The IPO closed on July 17, 2025.

On March 31, 2026, there are 21,100,000 Ordinary Shares issued and outstanding, consisting of 16,600,000 Class A shares and 4,500,000 Class B shares.

Dividend Distribution

On March 31, 2026, 2025 and 2024, the Company did not announced any distribution of an interim dividend to the shareholders.